Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Securities
4.	Securities

The carrying value, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	At September 30, 2013
	Carrying value	Gross unrecognized gains	Gross unrecognized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$3,220	1,119	19	4,320
Debt securities:
Government-sponsored enterprises	3,013	—	—	3,013
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	379,187	4,472	2,638	381,021
Federal National Mortgage Association	424,221	5,931	2,717	427,435
Government National Mortgage Association	703	4	—	707

Total mortgage-backed securities available-for-sale	804,111	10,407	5,355	809,163

Total available-for-sale securities	$810,344	11,526	5,374	816,496

	At September 30, 2013
	Amortized cost	Net unrealized gains (losses) (1)	Carrying value	Gross unrecognized gains (2)	Gross unrecognized losses (2)	Estimated fair value
	(In thousands)
Held-to-maturity:
Debt securities:
Government-sponsored enterprises	$127	—	127	1	—	128
Municipal bonds	15,331	—	15,331	636	—	15,967
Corporate and other debt securities	58,597	(26,759)	31,838	20,625	2,505	49,958

Total debt securities held-to-maturity	74,055	(26,759)	47,296	21,262	2,505	66,053

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	265,570	(5,701)	259,869	2,058	4,278	257,649
Federal National Mortgage Association	369,071	(5,693)	363,378	3,074	3,439	363,013
Federal housing authorities	415	—	415	—	—	415

Total mortgage-backed securities held-to-maturity	635,056	(11,394)	623,662	5,132	7,717	621,077

Total held-to-maturity securities	$709,111	(38,153)	670,958	26,394	10,222	687,130

(1)	Unrealized gains and losses of held-to-maturity securities represent (i) the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities; and (ii) unrealized gains and losses on securities reclassified from available-for-sale to held-to-maturity that are reflected in accumulated other comprehensive loss on the consolidated balance sheet and is being recognized over the life of the securities.
(2)	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.

	At December 31, 2012
	Carrying value	Gross unrecognized gains	Gross unrecognized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$3,306	855	—	4,161
Debt securities:
Government-sponsored enterprises	3,038	—	3	3,035
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	660,095	7,573	151	667,517
Federal National Mortgage Association	689,587	16,735	194	706,128
Government National Mortgage Association	4,414	73	—	4,487

Total mortgage-backed securities available-for-sale	1,354,096	24,381	345	1,378,132

Total available-for-sale securities	$1,360,440	25,236	348	1,385,328

	At December 31, 2012
	Amortized cost	Net unrealized gains (losses) (1)	Carrying value	Gross unrecognized gains (2)	Gross unrecognized losses (2)	Estimated fair value
	(In thousands)
Held-to-maturity:
Debt securities:
Government-sponsored enterprises	$147	—	147	2	—	149
Municipal bonds	21,156	—	21,156	1,138	—	22,294
Corporate and other debt securities	58,007	(28,504)	29,503	13,148	3,356	39,295

Total debt securities held-to-maturity	79,310	(28,504)	50,806	14,288	3,356	61,738

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	63,033	—	63,033	3,193	3	66,223
Federal National Mortgage Association	64,278	—	64,278	4,843	—	69,121
Federal housing authorities	1,805	—	1,805	6	—	1,811

Total mortgage-backed securities held-to-maturity	129,116	—	129,116	8,042	3	137,155

Total held-to-maturity securities	$208,426	(28,504)	179,922	22,330	3,359	198,893

(1)	Unrealized gains and losses of held-to-maturity securities represent the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities.
(2)	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.

Our investment portfolio is comprised primarily of fixed rate mortgage-backed securities guaranteed by a Government Sponsored Enterprise (“GSE”) as issuer. Current market conditions have not significantly impacted the pricing of our portfolio or our ability to obtain reliable prices. See note 11 for further discussion on the valuation of securities.

The changes in held-to-maturity and available-for-sale securities for the period ending September 30, 2013 is primarily attributed to a $524.0 million transfer of previously-designated available-for-sale to a held-to-maturity designation at fair value. In accordance with ASC 320, Investments - Debt and Equity Securities, the Company is required at each balance sheet date to reassess the classification of each security held. The reclassification for the period ended September 30, 2013 is permitted as the Company has appropriately determined the ability and intent to hold these securities as an investment until maturity or call. The securities transferred had a net loss of $12.2 million that is reflected in accumulated other comprehensive loss on the consolidated balance sheet, net of subsequent amortization, which is being recognized over the life of the securities.

Gross unrealized losses on securities and the estimated fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2013 and December 31, 2012, was as follows:

	September 30, 2013
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Equity securities	$506	19	—	—	506	19
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	115,148	2,638	—	—	115,148	2,638
Federal National Mortgage Association	119,897	2,717	—	—	119,897	2,717

Total mortgage-backed securities available-for-sale	235,045	5,355	—	—	235,045	5,355

Total available-for-sale	235,551	5,374	—	—	235,551	5,374

Held-to-maturity:
Debt securities:
Corporate and other debt securities	1,357	34	1,174	2,471	2,531	2,505

Total debt securities held-to-maturity	1,357	34	1,174	2,471	2,531	2,505

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	152,492	4,278	—	—	152,492	4,278
Federal National Mortgage Association	144,273	3,439	—	—	144,273	3,439

Total mortgage-backed securities held-to-maturity	296,765	7,717	—	—	296,765	7,717

Total held-to-maturity	298,122	7,751	1,174	2,471	299,296	10,222

Total	$533,673	13,125	1,174	2,471	534,847	15,596

	December 31, 2012
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Debt securities:
Government-sponsored enterprises	$3,035	3	—	—	3,035	3

Total debt securities available-for-sale	3,035	3	—	—	3,035	3

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	125,707	135	712	16	126,419	151
Federal National Mortgage Association	67,687	194	—	—	67,687	194

Total mortgage-backed securities available-for-sale	193,394	329	712	16	194,106	345

Total available-for-sale	196,429	332	712	16	197,141	348

Held-to-maturity:
Debt securities:
Corporate and other debt securities	1,951	171	1,542	3,185	3,493	3,356

Total debt securities held-to-maturity	1,951	171	1,542	3,185	3,493	3,356

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	347	3	—	—	347	3

Total mortgage-backed securities held-to-maturity	347	3	—	—	347	3

Total held-to-maturity	2,298	174	1,542	3,185	3,840	3,359

Total	$198,727	506	2,254	3,201	200,981	3,707

The majority of gross unrealized losses relate to our mortgage-backed-security portfolio which are guaranteed by Government Sponsored Enterprises. These securities have been negatively impacted by the recent increase in long-term market interest rates. The remaining gross unrealized losses relate to our corporate and other debt securities whose estimated fair value of has been adversely impacted by the current economic environment, current market interest rates, wider credit spreads and credit deterioration subsequent to the purchase of these securities. This portfolio consists of 36 pooled trust preferred securities (“TruPS”), principally issued by banks. At September 30, 2013, the amortized cost (net after previous impairment charges) and estimated fair values of the trust preferred portfolio was $31.8 million and $50.0 million, respectively with 7 of the securities in an unrealized loss position (see “OTTI” for further discussion). The Company has no intent to sell, nor is it more likely than not that the Company will be required to sell, the securities in an unrealized loss position before the recovery of their amortized cost basis or maturity.

The following table summarizes the Company’s pooled trust preferred securities as of September 30, 2013. The Company does not own any single-issuer trust preferred securities.

(Dollars in 000’s)
Description	Class	Book Value	Fair Value	Unrealized Gains (Losses)	Number of Issuers Currently Performing	Current Deferrals and Defaults as a % of Total Collateral (1)	Expected Deferrals and Defaults as % of Remaining Collateral (2)	Excess Subordination as a % of Performing Collateral (3)	Moody’s/ Fitch Credit Ratings
Alesco PF II	B1	$282.5	$399.2	$116.8	31	11.30%	8.70%	—%	Ca / C
Alesco PF III	B1	667.5	1,326.5	659.0	32	10.60%	10.00%	—%	Ca / C
Alesco PF III	B2	267.1	530.6	263.5	32	10.60%	10.00%	—%	Ca / C
Alesco PF IV	B1	343.1	476.6	133.5	36	3.50%	12.10%	—%	C / C
Alesco PF VI	C2	600.9	1,499.5	898.5	45	7.50%	12.20%	—%	Ca / C
MM Comm III	B	1,129.9	3,794.0	2,663.8	6	26.70%	8.60%	12.80%	Ba1 / B
MM Comm IX	B1	65.8	25.9	(39.9)	14	34.70%	15.60%	—%	Ca / D
MMCaps XVII	C1	1,406.6	1,894.2	487.6	30	12.50%	11.30%	—%	Ca / C
MMCaps XIX	C	485.7	20.5	(465.2)	30	25.40%	17.10%	—%	C / C
Tpref I	B	1,375.8	1,341.8	(34.0)	8	49.20%	9.50%	—%	Ca / WD
Tpref II	B	3,741.5	4,601.9	860.4	16	33.40%	13.90%	—%	Caa3 / C
US Cap I	B2	810.9	1,518.9	708.0	29	10.50%	10.10%	—%	Caa1 / C
US Cap I	B1	2,413.7	4,556.7	2,143.0	29	10.50%	10.10%	—%	Caa1 / C
US Cap II	B1	1,250.0	2,146.0	896.0	35	14.90%	9.20%	—%	Caa1 / C
US Cap III	B1	1,649.4	2,277.3	627.9	28	15.40%	14.60%	—%	Ca / C
US Cap IV	B1	934.3	57.0	(877.3)	42	33.60%	24.10%	—%	C / D
Trapeza XII	C1	1,558.7	630.2	(928.5)	29	23.80%	21.20%	—%	C / C
Trapeza XIII	C1	1,620.3	2,365.0	744.7	41	18.40%	16.20%	—%	Ca / C
Pretsl XXIII	A1	558.1	1,422.2	864.1	66	20.00%	16.80%	31.40%	A2 / A
Pretsl XXIV	A1	2,165.3	4,377.1	2,211.9	61	24.10%	19.20%	24.80%	Baa2 / BBB
Pretsl IV	Mez	138.3	211.0	72.8	6	18.00%	8.10%	19.00%	B1 / B
Pretsl V	Mez	15.8	15.6	(1.0)	—	65.50%	—%	—%	C / WD
Pretsl VII	Mez	377.0	1,851.4	1,474.5	12	46.60%	12.70%	—%	Ca / C
Pretsl XV	B1	958.5	1,491.8	533.3	53	18.00%	17.40%	—%	C / C
Pretsl XVII	C	612.7	955.4	342.6	35	19.00%	20.80%	—%	C / CC
Pretsl XVIII	C	1,415.8	1,991.7	575.9	55	20.40%	14.00%	—%	Ca / C
Pretsl XIX	C	607.9	674.9	67.0	50	14.90%	13.80%	—%	C / C
Pretsl XX	C	317.8	410.6	92.9	47	18.20%	16.00%	—%	C / C
Pretsl XXI	C1	697.6	1,933.5	1,235.9	52	18.90%	15.70%	—%	C / C
Pretsl XXIII	A-FP	935.1	1,955.6	1,020.5	92	20.70%	14.00%	18.30%	A1 / BBB
Pretsl XXIV	C1	600.6	440.5	(160.0)	61	24.10%	19.20%	—%	C / C
Pretsl XXV	C1	347.1	466.1	119.0	47	26.40%	15.00%	—%	C / C
Pretsl XXVI	C1	410.9	725.0	314.1	50	24.10%	15.80%	—%	C / C
Pref Pretsl IX	B2	405.3	566.6	161.3	32	20.80%	12.90%	—%	Caa1 / C
Pretsl II	B1	436.4	671.9	235.5	23	8.00%	9.60%	—%	B
Pretsl X	C2	233.6	335.4	101.9	34	29.00%	12.50%	—%	Caa3 / C
		$31,837.5	$49,958.1	$18,120.0

(1)	At September 30, 2013, assumed recoveries for current deferrals and defaulted issuers ranged from 3.5% to 65.5%.
(2)	At September 30, 2013, assumed recoveries for expected deferrals and defaulted issuers ranged from 8.1% to 24.1%.
(3)	Excess subordination represents the amount of remaining performing collateral that is in excess of the amount needed to pay off a specified class of bonds and all classes senior to the specified class. Excess subordination reduces an investor’s potential risk of loss on their investment as excess subordination absorbs principal and interest shortfalls in the event underlying issuers are not able to make their contractual payments.

A portion of the Company’s securities are pledged to secure borrowings. The contractual maturities of mortgage-backed securities generally exceed 10 years; however, the effective lives are expected to be shorter due to anticipated prepayments. Expected maturities may differ from contractual maturities due to prepayment or early call privileges of the issuer, therefore, mortgage-backed securities are not included in the following table. The carrying value and estimated fair value of debt securities at September 30, 2013, by contractual maturity, are shown below.

	September 30, 2013
	Carrying value	Estimated fair value
	(In thousands)
Due in one year or less	$9,863	9,863
Due after one year through five years	3,603	3,626
Due after five years through ten years	—	—
Due after ten years	36,843	55,577

Total	$50,309	69,066

Other-Than-Temporary Impairment (“OTTI”)

We conduct a quarterly review and evaluation of the securities portfolio to determine if the value of any security has declined below its cost or amortized cost, and whether such decline is other-than-temporary. If a determination is made that a debt security is other-than-temporarily impaired, the Company will estimate the amount of the unrealized loss that is attributable to credit and all other non-credit related factors. The credit related component will be recognized as an other-than-temporary impairment charge in non-interest income as a component of gain (loss) on securities, net. The non-credit related component will be recorded as an adjustment to accumulated other comprehensive income, net of tax.

Through the use of a valuation specialist, we evaluate the credit and performance of each underlying issuer of our trust preferred securities by deriving probabilities and assumptions for default, recovery and prepayment/amortization for the expected cash flows for each security. At September 30, 2013, management deemed that the present value of projected cash flows for each security was greater than the book value and did not recognize any additional OTTI charges for the period ended September 30, 2013. At September 30, 2013, non credit-related OTTI recorded on the previously impaired pooled trust preferred securities was $26.8 million ($15.8 million after-tax).

The following table presents the changes in the credit loss component of the impairment loss of debt securities that the Company has written down for such loss as an other-than-temporary impairment recognized in earnings.

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(In thousands)
Balance of credit related OTTI, beginning of period	$112,886	115,759	$114,514	117,003
Additions:
Initial credit impairments	—	—	—	—
Subsequent credit impairments	—	—	—	—
Reductions:
Accretion of credit loss impairment due to an increase in expected cash flows	(814)	(623)	(2,442)	(1,867)

Balance of credit related OTTI, end of period	$112,072	115,136	$112,072	115,136

The credit loss component of the impairment loss represents the difference between the present value of expected future cash flows and the amortized cost basis of the securities prior to considering credit losses. The beginning balance represents the credit loss component for debt securities for which other-than-temporary impairment occurred prior to the period presented. If other-than-temporary impairment is recognized in earnings for credit impaired debt securities, they would be presented as additions in two components based upon whether the current period is the first time a debt security was credit impaired (initial credit impairment) or is not the first time a debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if the Company sells, intends to sell or believes it will be required to sell or revises its estimate about the previously credit impaired debt securities. Additionally, the credit loss component is reduced if (i) the Company receives cash flows in excess of what it expected to receive over the remaining life of the credit impaired debt security, (ii) the security matures or (iii) the security is fully written down.

Realized Gains and Losses

Gains and losses on the sale of all securities are determined using the specific identification method. For the three months ended September 30, 2013, the Company realized a $15,000 gain on capital distributions of equity securities from the available-for-sale portfolio. For the three months ended September 30, 2013, there were no losses recognized. For the nine months ended September 30, 2013, proceeds from sales of securities from available-for-sale portfolio were $56.0 million, which resulted in gross realized gains of $846,100 and $162,300 gross realized losses as well as $22,000 of gains on capital distributions of equity securities. For the three and nine months ended September 30, 2013, there were no sales of securities from held-to-maturity portfolio.

For three months ended September 30, 2012, proceeds from sales of securities from available-for-sale portfolio were $8.0 million, which resulted in gross realized gains of $138,000 and no gross realized losses. For the nine months ended September 30, 2012, proceeds from sales of securities from the available-for-sale portfolio were $8.6 million, which resulted in gross realized gains of $176,000 and no gross realized losses. During the nine months ended September 30, 2012, the Company sold $166.8 million of available-for-sale agency mortgage backed securities that were acquired in the acquisition of Brooklyn Federal Bancorp, Inc. The sales did not result in any gross realized gains or gross realized losses. In addition, the Company realized a $33,000 loss on capital distributions of equity securities during the nine months ended September 30, 2012.

For the three months ended September 30, 2012, proceeds from sales of securities from the held-to-maturity portfolio were $14.2 million, which resulted in gross realized gains of $159,000 and gross realized losses of $51,000. For the nine months ended September 30, 2012, proceeds from sales of securities from the held-to-maturity portfolio were $14.9 million, which resulted in gross realized gains of $193,000 and $51,000 in gross realized losses. Sales from the held-to-maturity portfolio met the criteria of principal pay downs under 85% of the original investment amount and therefore do not result in a tainting of the held-to-maturity portfolio. The Company sells securities when market pricing presents, in management’s assessment, an economic benefit that outweighs holding such securities, and when smaller balance securities become cost prohibitive to carry.

4.	Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	At December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$3,306	855	—	4,161
Debt securities:
Government-sponsored enterprises	3,038	—	3	3,035
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	660,095	7,573	151	667,517
Federal National Mortgage Association	689,587	16,735	194	706,128
Government National Mortgage Association	4,414	73	—	4,487

Total mortgage-backed securities available-for-sale	1,354,096	24,381	345	1,378,132

Total available-for-sale	1,360,440	25,236	348	1,385,328

Held-to-maturity:
Debt securities:
Government-sponsored enterprises	147	2	—	149
Municipal bonds	21,156	1,138	—	22,294
Corporate and other debt securities	29,503	13,148	3,356	39,295

Total debt securities held-to-maturity	50,806	14,288	3,356	61,738

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	63,033	3,193	3	66,223
Federal National Mortgage Association	64,278	4,843	—	69,121
Federal housing authorities	1,805	6	—	1,811

Total mortgage-backed securities held-to-maturity	129,116	8,042	3	137,155

Total held-to-maturity	179,922	22,330	3,359	198,893

Total securities	$1,540,362	47,566	3,707	1,584,221

	At December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$1,941	24	—	1,965
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	389,295	6,194	7	395,482
Federal National Mortgage Association	557,746	10,261	89	567,918
Government National Mortgage Association	7,212	101	—	7,313
Non-agency securities	10,782	255	—	11,037

Total mortgage-backed securities available-for-sale	965,035	16,811	96	981,750

Total available-for-sale	966,976	16,835	96	983,715

Held-to-maturity:
Debt securities:
Government-sponsored enterprises	174	1	—	175
Municipal bonds	18,001	846	—	18,847
Corporate and other debt securities	25,511	13,846	2,651	36,706

Total debt securities held-to-maturity	43,686	14,693	2,651	55,728

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	112,540	4,878	21	117,397
Federal National Mortgage Association	103,823	6,764	—	110,587
Government National Mortgage Association	1,382	203	—	1,585
Federal housing authorities	2,077	60	—	2,137
Non-agency securities	24,163	302	39	24,426

Total mortgage-backed securities held-to-maturity	243,985	12,207	60	256,132

Total held-to-maturity	287,671	26,900	2,711	311,860

Total securities	$1,254,647	43,735	2,807	1,295,575

Our investment portfolio is comprised primarily of fixed rate mortgage-backed securities guaranteed by a Government Sponsored Enterprise (“GSE”) as issuer. Current market conditions have not significantly impacted the pricing of our portfolio or our ability to obtain reliable prices. See note 13 for further discussion on the valuation of securities.

Gross unrealized losses on securities and the estimated fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011, was as follows:

	December 31, 2012
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Debt securities:
Government-sponsored enterprises	$3,035	3	—	—	3,035	3

Total debt securities available-for-sale	3,035	3	—	—	3,035	3

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	125,707	135	712	16	126,419	151
Federal National Mortgage Association	67,687	194	—	—	67,687	194

Total mortgage-backed securities available-for-sale	193,394	329	712	16	194,106	345

Total available-for-sale	196,429	332	712	16	197,141	348

Held-to-maturity:
Debt securities:
Corporate and other debt securities	1,951	171	1,542	3,185	3,493	3,356

Total debt securities held-to-maturity	1,951	171	1,542	3,185	3,493	3,356

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	347	3	—	—	347	3

Total mortgage-backed securities held-to-maturity	347	3	—	—	347	3

Total held-to-maturity	2,298	174	1,542	3,185	3,840	3,359

Total	$198,727	506	2,254	3,201	200,981	3,707

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$3,485	7	—	—	3,485	7
Federal National Mortgage Association	27,400	89	—	—	27,400	89

Total mortgage-backed securities available-for-sale	30,885	96	—	—	30,885	96

Total available-for-sale	30,885	96	—	—	30,885	96

Held-to-maturity:
Debt securities:
Corporate and other debt securities	1,140	523	635	2,128	1,775	2,651

Total debt securities held-to-maturity	1,140	523	635	2,128	1,775	2,651

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	1,764	21	—	—	1,764	21
Non-agency securities	2,312	39	—	—	2,312	39

Total mortgage-backed securities held-to-maturity	4,076	60	—	—	4,076	60

Total held-to-maturity	5,216	583	635	2,128	5,851	2,711

Total	$36,101	679	635	2,128	36,736	2,807

The gross unrealized losses in our corporate and other debt securities accounted for 90.5% of the gross unrealized losses at December 31, 2012. The estimated fair value of our corporate and other debt securities portfolio has been adversely impacted by the current economic environment, current market rates, wider credit spreads and credit deterioration subsequent to the purchase of these securities. The portfolio consists of 36 pooled trust preferred securities (“TruPS”), principally issued by banks. At December 31, 2012, the amortized cost and estimated fair values of the trust preferred portfolio was $29.5 million and $39.3 million, respectively with 12 of the securities in an unrealized loss position (see “OTTI” for further discussion). The Company has no intent to sell, nor is it more likely than not that the Company will be required to sell, the debt securities in an unrealized loss position before the recovery of their amortized cost basis or maturity.

The following table summarizes the Company’s pooled trust preferred securities as of December 31, 2012. The Company does not own any single-issuer trust preferred securities.

(Dollars in 000’s)
Description	Class	Book Value	Fair Value	Unrealized Gains (Losses)	Number of Issuers Currently Performing	Current Deferrals and Defaults as a % of Total Collateral (1)	Expected Deferrals and Defaults as % of Remaining Collateral (2)	Excess Subordination as a % of Performing Collateral (3)	Moody’s/ Fitch Credit Ratings
Alesco PF II	B1	$250.0	$332.7	$82.7	31	10.56%	12.05%	—%	Ca / C
Alesco PF III	B1	561.1	979.0	417.9	35	10.09%	12.51%	—%	Ca / C
Alesco PF III	B2	224.6	391.6	167.0	35	10.09%	12.51%	—%	Ca / C
Alesco PF IV	B1	309.9	312.6	2.7	37	3.48%	17.24%	—%	C / C
Alesco PF VI	C2	519.2	843.0	323.8	43	7.94%	18.63%	—%	Ca / C
MM Comm III	B	1,016.2	3,160.8	2,144.4	6	26.67%	9.37%	12.84%	Ba1 / B
MM Comm IX	B1	59.9	32.3	(27.6)	16	33.18%	19.70%	—%	Ca / CC
MMCaps XVII	C1	1,233.8	1,380.4	146.6	34	11.60%	12.65%	—%	Ca / C
MMCaps XIX	C	441.1	17.5	(423.6)	31	27.15%	17.77%	—%	C / C
Tpref I	B	1,234.0	1,861.1	627.1	10	47.84%	10.08%	—%	Ca / WD
Tpref II	B	3,453.6	3,551.3	97.7	16	33.39%	17.92%	—%	Caa3 / C
US Cap I	B2	731.2	1,223.4	492.2	29	13.00%	12.03%	—%	Caa1 / C
US Cap I	B1	2,173.9	3,670.2	1,496.3	29	13.00%	12.03%	—%	Caa1 / C
US Cap II	B1	1,115.1	1,895.5	780.4	37	13.28%	11.26%	—%	Caa3 / C
US Cap III	B1	1,508.2	1,770.7	262.6	30	14.10%	16.30%	—%	Ca / C
US Cap IV	B1	918.5	57.0	(861.5)	44	33.63%	20.39%	—%	C / D
Trapeza XII	C1	1,443.2	288.7	(1,154.6)	29	23.18%	25.74%	—%	C / C
Trapeza XIII	C1	1,390.9	1,294.0	(96.9)	43	17.80%	17.66%	—%	Ca / C
Pretsl XXIII	A1	635.9	1,350.4	714.5	65	19.74%	20.03%	31.40%	A3 / BBB
Pretsl XXIV	A1	2,233.2	4,040.4	1,807.2	59	25.13%	21.59%	24.85%	Baa3 / BBB
Pretsl IV	Mez	131.4	185.2	53.8	5	18.05%	15.17%	19.00%	Caa2 / CCC
Pretsl V	Mez	14.7	16.2	1.5	—	65.46%	—%	—%	C / WD
Pretsl VII	Mez	736.1	2,295.2	1,559.1	12	40.32%	16.17%	—%	Ca / C
Pretsl XV	B1	830.3	1,122.8	292.4	51	15.33%	23.06%	—%	C / C
Pretsl XVII	C	538.1	400.1	(138.0)	35	13.88%	31.92%	—%	C / C
Pretsl XVIII	C	1,247.6	1,382.3	134.7	54	18.87%	16.94%	—%	Ca / C
Pretsl XIX	C	524.6	423.5	(101.1)	48	17.35%	16.13%	—%	C / C
Pretsl XX	C	265.1	130.5	(134.6)	43	19.74%	21.44%	—%	C / C
Pretsl XXI	C1	508.8	908.7	399.8	48	18.88%	21.67%	—%	C / C
Pretsl XXIII	A-FP	993.1	1,773.4	780.4	93	20.48%	15.37%	18.28%	B1 / BB
Pretsl XXIV	C1	536.4	192.7	(343.6)	59	25.13%	21.59%	—%	C / C
Pretsl XXV	C1	285.3	242.3	(43.0)	48	25.56%	18.69%	—%	C / C
Pretsl XXVI	C1	326.0	470.8	144.9	52	23.64%	16.04%	—%	C / C
Pref Pretsl IX	B2	405.3	471.3	66.0	—	19.83%	13.32%	—%	Ca/ C
Pretsl II	B1	436.4	521.3	84.9	—	7.20%	12.51%	—%	B
Pretsl X	C2	270.0	305.5	35.5	—	28.44%	13.82%	—%	Ca / C
		$29,502.7	$39,294.4	$9,791.6

(1)	At December 31, 2012, assumed recoveries for current deferrals and defaulted issuers ranged from 0.0% to 32.2%.
(2)	At December 31, 2012, assumed recoveries for expected deferrals and defaulted issuers ranged from 5.1% to 15.0%.
(3)	Excess subordination represents the amount of remaining performing collateral that is in excess of the amount needed to pay off a specified class of bonds and all classes senior to the specified class. Excess subordination reduces an investor’s potential risk of loss on their investment as excess subordination absorbs principal and interest shortfalls in the event underlying issuers are not able to make their contractual payments.

A portion of the Company’s securities are pledged to secure borrowings. The contractual maturities of mortgage-backed securities generally exceed 20 years; however, the effective lives are expected to be shorter due to anticipated prepayments. Expected maturities may differ from contractual maturities due to prepayment or early call privileges of the issuer, therefore, mortgage-backed securities are not included in the following table. The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown below.

	December 31, 2012
	Amortized cost	Estimated fair value
	(In thousands)
Due in one year or less	$15,421	15,421
Due after one year through five years	3,623	3,657
Due after five years through ten years	167	169
Due after ten years	34,633	45,526

Total	$53,844	64,773

Other-Than-Temporary Impairment (“OTTI”)

We conduct a quarterly review and evaluation of the securities portfolio to determine if the value of any security has declined below its cost or amortized cost, and whether such decline is other-than-temporary. If a determination is made that a debt security is other-than-temporarily impaired, the Company will estimate the amount of the unrealized loss that is attributable to credit and all other non-credit related factors. The credit related component will be recognized as an other-than-temporary impairment charge in non-interest income as a component of gain (loss) on securities, net. The non-credit related component will be recorded as an adjustment to accumulate other comprehensive income, net of tax.

Through the use of a valuation specialist, we evaluate the credit and performance of each underlying issuer of our trust preferred securities by deriving probabilities and assumptions for default, recovery and prepayment/amortization for the expected cash flows for each security. At December 31, 2012, management deemed that the present value of projected cash flows for each security was greater than the book value and did not recognize any OTTI charges for the year ended December 31, 2012. At December 31, 2012, non credit-related OTTI recorded on the previously impaired pooled trust preferred securities was $28.5 million ($16.9 million after-tax).

The following table presents the changes in the credit loss component of the impairment loss of debt securities that the Company has written down for such loss as an other-than-temporary impairment recognized in earnings.

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Balance of credit related OTTI, beginning of period	$117,003	119,809	121,033
Additions:
Initial credit impairments	—	—	—
Subsequent credit impairments	—	—	—
Reductions:
Accretion of credit loss impairment due to an increase in expected cash flows	(2,489)	(2,806)	(1,224)

Balance of credit related OTTI, end of period	$114,514	117,003	119,809

The credit loss component of the impairment loss represents the difference between the present value of expected future cash flows and the amortized cost basis of the securities prior to considering credit losses. The beginning balance represents the credit loss component for debt securities for which other-than-temporary impairment occurred prior to the period presented. If other-than-temporary impairment is recognized in earnings for credit impaired debt securities, they would be presented as additions in two components based upon whether the current period is the first time a debt security was credit impaired (initial credit impairment) or is not the first time a debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if the Company sells, intends to sell or believes it will be required to sell previously credit impaired debt securities. Additionally, the credit loss component is reduced if (i) the Company receives cash flows in excess of what it expected to receive over the remaining life of the credit impaired debt security, (ii) the security matures or (iii) the security is fully written down.

Realized Gains and Losses

Gains and losses on the sale of all securities are determined using the specific identification method. For the year ended December 31, 2012, proceeds from sales of securities from available-for-sale portfolio were $216.8 million, which resulted in gross realized gains of $176,000 and no gross realized losses. Included in the sales proceeds for the year ended December 31, 2012 were $166.8 million that were acquired from BFSB. In addition, the Company realized a $42,000 loss on capital distributions of equity securities during the year ended December 31, 2012.

For the year ended December 31, 2012 proceeds from sales of securities from held-to-maturities portfolio were $14.9 million, which resulted in gross realized gains of $193,000 and gross realized losses of $53,000. Sales from the held-to-maturity portfolio, which had a book value of $14.9 million, met the criteria of principal pay downs under 85% of the original investment amount and therefore do not result in a tainting of the held-to-maturity portfolio.

For the year ended December 31, 2011, proceeds from sales of mortgage-backed securities from the available-for-sale portfolio were $37.0 million which resulted in gross realized gains and gross realized losses of $937,000 and $2,105,000, respectively. The $2.1 million in gross realized losses was due to the sale of non-agency mortgage backed securities with a book value of $18.7 million.

For the year ended December 31, 2011, proceeds from sales of securities from the held-to-maturity portfolio were $21.4 million which resulted in gross realized gains and gross realized losses of $925,000 and $103,000, respectively. Sales from the held-to-maturity portfolio, which had a book value of $20.5 million, met the criteria of principal pay downs under 85% of the original investment amount and therefore do not result in a tainting of the held-to-maturity portfolio. The Company sells securities when market pricing presents, in management’s assessment, an economic benefit that outweighs holding such securities, and when smaller balance securities become cost prohibitive to carry. In addition, the Company realized a $92,000 gain on capital distributions of equity securities and a $3,000 loss on the call of debt securities for the year ended December 31, 2011.

For the year ended December 31, 2010, proceeds from sales of mortgage-backed securities from the available-for-sale portfolio were $12.0 million which resulted in gross realized gains and gross realized losses of $284,000 and $258,000, respectively. In addition, the Company realized a $30,000 loss on paydowns of securities previously written down through OTTI and gross realized gains and gross realized losses of $56,000 and $14,000, respectively, on capital funds.

There were no sales from the held-to-maturity portfolio during the year ended December 31, 2010; however, the Company realized a $3,000 loss on the call of debt securities for the year ended December 31, 2010.